Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net income (loss)	$ (714,680)	$ (93,197)	$ 174,268
Other comprehensive expense
Foreign currency adjustments	18,435	(546)	857
Total comprehensive income (loss)	$ (696,245)	$ (93,743)	$ 175,125